FINANCING PAYABLE (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Dec. 16, 2025	Dec. 16, 2024	Dec. 01, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Financing payable				$ 324,800	$ 464,000	$ 663,582
Total debt payments			$ 25,000
Principal amount					0	2,890,000
Payment of debt interest					0	14,450
Accrued interest					0	0
Financing Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Financing payable	$ 464,000	$ 663,582			0
Debt instrument interest rate during period	7.50%	7.50%
Total debt payments	$ 47,686	$ 68,642		143,063	685,109
Principal amount					663,582
Payment of debt interest					21,527
Accrued interest				1,288	1,160	0
Financing Arrangement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Financing payable						663,582
Financing Arrangement Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Financing payable				$ 324,800	$ 464,000	$ 0